Offsets	Jun. 09, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Newegg Commerce, Inc.
Form or Filing Type	F-1
File Number	333-261077
Initial Filing Date	Nov. 15, 2021
Fee Offset Claimed	$ 20,579.07
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 221,996,440.13
Termination / Withdrawal Statement	On November 15, 2021, the Registrant initially filed a Registration Statement on Form F-1 (File No. 333-261077), which was withdrawn on June 30, 2022 (the "Prior F-1 Registration Statement"), registering Common Shares with a maximum aggregate offering price of $300,000,000 and paid an aggregate filing fee of $27,810.02 (calculated at the filing fee rate which was in effect at the time of the filing of the Prior F-1 Registration Statement), of which $3,763.95 was used to offset the filing fee. Such offset amount from the Prior F-1 Registration Statement is no longer eligible to be used to offset filing fees because such amount was originally paid in connection with the Registration Statement on Form F-1 (File No. 333-249659), initially filed on October 26, 2020. Subsequently, the filing fee paid in connection with the Prior F-1 Registration Statement was used to offset filing fees paid in connection with a Registration Statement on Form F-3 (File No. 333-265985), initially filed by the Registrant on July 1, 2022 and declared effective on October 4, 2022 (the "Prior F-3 Registration Statement") registering securities offered by the Registrant with a maximum aggregate offering price of $300,000,000. Pursuant to Rule 415(a)(5) under the Securities Act, the Prior F-3 Registration Statement has expired. At the time of the expiration of the Prior F-3 Registration Statement, there remained unsold $262,600,000 of securities (the "Unsold Primary Securities") registered under the Prior F-3 Registration Statement, for which the Registrant paid a registration fee of $24,343.02 (calculated at the filing fee rate which was in effect at the time of the filing of the Prior F-3 Registration Statement). Pursuant to Rule 457(p), and based on the amounts set forth in this footnote, the Registrant is offsetting $20,579.07 of the filing fees associated with the filing of this registration statement with the fees previously paid to register securities under the Prior F-1 Registration Statement (and taking into account the Unsold Primary Securities under the Prior F-3 Registration Statement).
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Newegg Commerce, Inc.
Form or Filing Type	F-3
File Number	333-265985
Initial Filing Date	Jul. 01, 2022
Fee Offset Claimed	$ 22,915.44
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares
Unsold Securities Associated with Fee Offset Claimed	3,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 247,200,000.00
Termination / Withdrawal Statement	The Prior F-3 Registration Statement also registered 60,000,000 Common Shares (or 3,000,000 reflecting the one-for-20 share combination effective on April 7, 2025) offered for resale by a selling shareholder. At the time of the expiration of the Prior F-3 Registration Statement, there remained unsold 3,000,000 Common Shares (collectively, the "Unsold Secondary Securities") registered under the Prior F-3 Registration Statement, for which the Registrant paid a registration fee of $22,915.44 (calculated at the filing fee rate which was in effect at the time of the filing of the Prior F-3 Registration Statement). Pursuant to Rule 457(p), the Registrant is offsetting $22,915.44 of the filing fees associated with the filing of this registration statement with the fees previously paid to register the Unsold Secondary Securities under the Prior F-3 Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Newegg Commerce, Inc.
Form or Filing Type	F-1
File Number	333-261077
Filing Date	Nov. 15, 2021
Fee Paid with Fee Offset Source	$ 20,579.07
Offset Note	See footnote (1) to this Table 2.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Newegg Commerce, Inc.
Form or Filing Type	F-3
File Number	333-265985
Filing Date	Jul. 01, 2022
Fee Paid with Fee Offset Source	$ 22,915.44
Offset Note	See footnote (2) to this Table 2.